                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837

                                   ----------

                          THE SELECT SECTOR SPDR TRUST
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) Copy to:

Ryan M. Louvar, Esq.                    Stuart Strauss, Esq.
State Street Bank and Trust Company     Clifford Chance US LLP
One Lincoln Street                      31 West 52nd Street
Boston, MA 02111                        New York, New York 10019

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.8%
AUTO COMPONENTS -- 2.3%
Goodyear Tire & Rubber Co.
  (a).......................         212,916   $  3,796,292
Johnson Controls, Inc. .....         528,652     15,161,740
                                               ------------
                                                 18,958,032
                                               ------------
AUTOMOBILES -- 2.8%
Ford Motor Co. (a)(b).......       1,991,596      9,579,577
General Motors Corp. (b)....         504,269      5,799,093
Harley-Davidson, Inc. (b)...         210,677      7,639,148
                                               ------------
                                                 23,017,818
                                               ------------
DISTRIBUTORS -- 0.7%
Genuine Parts Co. ..........         146,419      5,809,906
                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 1.4%
Apollo Group, Inc. (Class A)
  (a).......................         122,872      5,438,315
H&R Block, Inc. ............         289,868      6,203,175
                                               ------------
                                                 11,641,490
                                               ------------
HOTELS RESTAURANTS & LEISURE -- 15.4%
Carnival Corp. .............         389,043     12,822,857
Darden Restaurants, Inc. ...         125,249      4,000,453
International Game
  Technology................         276,588      6,909,168
Marriott International, Inc.
  (Class A).................         267,511      7,019,489
McDonald's Corp. ...........       1,010,469     56,808,567
Starbucks Corp. (a).........         648,743     10,211,215
Starwood Hotels & Resorts
  Worldwide, Inc. ..........         166,628      6,676,784
Wendy's International, Inc.
  (b).......................          77,454      2,108,298
Wyndham Worldwide Corp. ....         156,698      2,806,461
Yum! Brands, Inc. ..........         422,348     14,820,192
                                               ------------
                                                124,183,484
                                               ------------
HOUSEHOLD DURABLES -- 4.8%
Black & Decker Corp. (b)....          54,701      3,145,855
Centex Corp. (b)............         107,888      1,442,463
D.R. Horton, Inc. (b).......         242,492      2,631,038
Fortune Brands, Inc. .......         136,490      8,518,341
Harman International
  Industries, Inc. (b)......          52,250      2,162,627
KB HOME (b).................          68,133      1,153,492
Leggett & Platt, Inc. (b)...         148,317      2,487,276
Lennar Corp. (Class A)......         123,307      1,521,608
Newell Rubbermaid, Inc. ....         245,271      4,118,100
Pulte Homes, Inc. (b).......         188,342      1,813,733
Snap-on, Inc. ..............          50,867      2,645,593
The Stanley Works...........          69,867      3,132,138
Whirlpool Corp. ............          66,763      4,121,280
                                               ------------
                                                 38,893,544
                                               ------------
INTERNET & CATALOG RETAIL -- 3.3%
Amazon.com, Inc. (a)........         275,177     20,178,729
Expedia, Inc. (a)...........         184,918      3,398,793
IAC/InterActiveCorp (a).....         160,997      3,104,022
                                               ------------
                                                 26,681,544
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
Eastman Kodak Co. ..........         255,481      3,686,591
Hasbro, Inc. ...............         124,182      4,435,781
Mattel, Inc. ...............         322,370      5,518,974
                                               ------------
                                                 13,641,346
                                               ------------
MEDIA -- 35.1%
CBS Corp. (Class B) (b).....         606,650     11,823,609
Clear Channel
  Communications, Inc. (b)..         443,534     15,612,397
Comcast Corp. (Class A).....       2,639,696     50,075,033
DIRECTV Group, Inc. (a)(b)..         633,240     16,407,249
E.W. Scripps Co. (Class A)
  (b).......................          79,386      3,297,695
Gannett Co., Inc. (b).......         203,511      4,410,083
Interpublic Group of Cos.,
  Inc. (a)..................         417,754      3,592,684
McGraw-Hill Cos., Inc. (b)..         286,351     11,488,402
Meredith Corp. (b)..........          33,138        937,474
New York Times Co. (Class A)
  (b).......................         127,270      1,958,685
News Corp. (Class A)........       2,051,020     30,847,341
Omnicom Group, Inc. ........         285,422     12,809,739
The Walt Disney Co. ........       1,698,451     52,991,671
Time Warner, Inc. ..........       3,187,080     47,168,784
Viacom, Inc. (Class B) (a)..         564,921     17,252,687
Washington Post Co. (Class
  B)........................           5,142      3,017,840
                                               ------------
                                                283,691,373
                                               ------------
MULTILINE RETAIL -- 9.0%
Big Lots, Inc. (a)(b).......          72,174      2,254,716
Dillard's, Inc. (Class A)
  (b).......................          49,991        578,396
Family Dollar Stores, Inc.
  (b).......................         124,089      2,474,335
J.C. Penney Co., Inc. ......         197,685      7,173,989
Kohl's Corp. (a)............         274,377     10,986,055
Macy's, Inc. ...............         376,477      7,311,183
Nordstrom, Inc. (b).........         157,050      4,758,615
Sears Holdings Corp.
  (a)(b)....................          62,772      4,623,785
Target Corp. ...............         693,985     32,263,362
                                               ------------
                                                 72,424,436
                                               ------------
SPECIALTY RETAIL -- 18.4%
Abercrombie & Fitch Co.
  (Class A).................          77,235      4,841,090
AutoNation, Inc. (a)(b).....         120,279      1,205,195
AutoZone, Inc. (a)(b).......          38,459      4,653,924
Bed Bath & Beyond, Inc.
  (a)(b)....................         231,651      6,509,393
Best Buy Co., Inc. (b)......         309,222     12,245,191
GameStop Corp. (Class A)
  (a).......................         143,951      5,815,620
Gap, Inc. ..................         400,748      6,680,469
Home Depot, Inc. ...........       1,512,981     35,434,015
Limited Brands, Inc. .......         268,501      4,524,242
Lowe's Cos., Inc. ..........       1,303,716     27,052,107
Office Depot, Inc. (a)......         243,223      2,660,860
RadioShack Corp. ...........         115,984      1,423,124
Sherwin-Williams Co. (b)....          88,586      4,068,755
Staples, Inc. ..............         625,245     14,849,569
Tiffany & Co. (b)...........         112,375      4,579,281
TJX Cos., Inc. .............         378,617     11,915,077
                                               ------------
                                                148,457,912
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 4.9%
Coach, Inc. (a).............         304,346      8,789,513
Jones Apparel Group, Inc. ..          76,603      1,053,291
Liz Claiborne, Inc. (b).....          85,145      1,204,802
NIKE, Inc. (Class B)........         338,646     20,186,688
Polo Ralph Lauren Corp. ....          51,536      3,235,430
V.F. Corp. .................          77,728      5,532,679
                                               ------------
                                                 40,002,403
                                               ------------
TOTAL COMMON STOCKS -- (Cost
  $1,042,846,084)...........                    807,403,288
                                               ------------

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
SHORT TERM INVESTMENTS -- 6.3%
MONEY MARKET FUNDS -- 6.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      48,223,246   $ 48,223,246
STIC Prime Portfolio........       3,258,980      3,258,980
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $51,482,226)........                     51,482,226
                                               ------------
TOTAL INVESTMENTS -- 106.1%
  (Cost $1,094,328,310).....                    858,885,514
                                               ------------
OTHER ASSETS AND
  LIABILITIES -- (6.1)%.....                    (49,746,296)
                                               ------------
NET ASSETS -- 100.0%........                   $809,139,218
                                               ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
----------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 99.8%
BEVERAGES -- 16.7%
Anheuser-Busch Cos., Inc. ..       1,452,962   $   90,257,999
Brown-Forman Corp. (Class B)
  (a).......................         232,039       17,535,187
Coca-Cola Co. ..............       2,213,621      115,064,020
Coca-Cola Enterprises,
  Inc. .....................         787,465       13,623,145
Constellation Brands, Inc.
  (Class A) (b).............         554,986       11,022,022
Molson Coors Brewing Co.
  (Class B).................         447,764       24,327,018
Pepsi Bottling Group,
  Inc. .....................         425,546       11,881,244
PepsiCo, Inc. ..............       1,505,945       95,763,043
                                               --------------
                                                  379,473,678
                                               --------------
FOOD & STAPLES RETAILING -- 27.6%
Costco Wholesale Corp. .....         910,573       63,867,590
CVS Caremark Corp. .........       3,028,612      119,842,177
Kroger Co. .................       1,493,455       43,116,046
Safeway, Inc. ..............       1,033,512       29,506,768
SUPERVALU, Inc. ............         633,698       19,574,931
Sysco Corp. ................       1,286,272       35,385,343
Wal-Mart Stores, Inc. ......       4,398,337      247,186,539
Walgreen Co. ...............       1,982,880       64,463,429
Whole Foods Market, Inc.
  (a).......................         262,371        6,215,569
                                               --------------
                                                  629,158,392
                                               --------------
FOOD PRODUCTS -- 16.8%
Archer-Daniels-Midland
  Co. ......................       1,411,830       47,649,263
Campbell Soup Co. ..........         599,229       20,050,202
ConAgra Foods, Inc. ........       1,148,960       22,151,949
Dean Foods Co. (b)..........         284,051        5,573,081
General Mills, Inc. ........         726,612       44,156,211
H.J. Heinz Co. .............         731,367       34,995,911
Hershey Co. (a).............         399,149       13,084,104
Kellogg Co. ................         592,655       28,459,293
Kraft Foods, Inc. (Class
  A)........................       2,864,884       81,505,950
McCormick & Co., Inc. (a)...         398,438       14,208,299
Sara Lee Corp. .............       1,574,961       19,293,272
Tyson Foods, Inc. (Class
  A)........................         827,856       12,368,169
Wm. Wrigley Jr., Co. .......         493,966       38,420,675
                                               --------------
                                                  381,916,379
                                               --------------
HOUSEHOLD PRODUCTS -- 21.7%
Clorox Co. .................         339,321       17,712,556
Colgate-Palmolive Co. ......       1,047,539       72,384,945
Kimberly-Clark Corp. .......         863,792       51,637,486
Procter & Gamble Co. .......       5,771,281      350,951,597
                                               --------------
                                                  492,686,584
                                               --------------
PERSONAL PRODUCTS -- 2.0%
Avon Products, Inc. ........         961,174       34,621,487
Estee Lauder Cos., Inc.
  (Class A).................         215,269        9,999,245
                                               --------------
                                                   44,620,732
                                               --------------
TOBACCO -- 15.0%
Altria Group, Inc. .........       3,962,003       81,458,782
Lorillard, Inc. (b).........         327,899       22,677,495
Philip Morris International,
  Inc. .....................       3,989,091      197,021,204
Reynolds American, Inc.
  (a).......................         426,150       19,888,421
UST, Inc. (a)...............         389,922       21,293,640
                                               --------------
                                                  342,339,542
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $2,484,529,252).....                    2,270,195,307
                                               --------------
SHORT TERM INVESTMENTS -- 1.9%
MONEY MARKET FUNDS -- 1.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      34,794,814       34,794,814
STIC Prime Portfolio........       8,336,283        8,336,283
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $43,131,097)........                       43,131,097
                                               --------------
TOTAL INVESTMENTS -- 101.7%
  (Cost $2,527,660,349).....                    2,313,326,404
                                               --------------
OTHER ASSETS AND LIABILITIES
  -- (1.7)%.................                      (37,782,092)
                                               --------------
NET ASSETS -- 100.0%........                   $2,275,544,312
                                               ==============




(a) Security, or portion thereof, was on loan at June 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 100.0%
ENERGY EQUIPMENT & SERVICES -- 24.7%
Baker Hughes, Inc. .........       1,186,514   $  103,630,133
BJ Services Co. ............       1,505,453       48,084,169
Cameron International Corp.
  (a).......................         656,636       36,344,803
ENSCO International, Inc. ..         436,858       35,271,915
Halliburton Co. ............       3,179,650      168,744,026
Nabors Industries, Ltd.
  (a)(b)....................       1,406,315       69,232,887
National-Oilwell Varco, Inc.
  (a).......................       2,000,260      177,463,067
Noble Corp. ................       1,368,494       88,897,370
Rowan Cos., Inc. (b)........         930,355       43,494,096
Schlumberger, Ltd. .........       2,588,991      278,135,303
Smith International, Inc. ..         608,184       50,564,418
Transocean, Inc. (a)........       1,220,741      186,028,721
Weatherford International,
  Ltd. (a)..................       2,935,665      145,579,627
                                               --------------
                                                1,431,470,535
                                               --------------
OIL, GAS & CONSUMABLE FUELS -- 75.3%
Anadarko Petroleum Corp. ...       1,846,805      138,214,886
Apache Corp. ...............       1,304,373      181,307,847
Cabot Oil & Gas Corp. ......         295,738       20,030,335
Chesapeake Energy Corp.
  (b).......................       2,265,717      149,446,693
Chevron Corp. ..............       6,484,464      642,804,916
ConocoPhillips..............       4,910,968      463,546,269
CONSOL Energy, Inc. ........       1,140,154      128,119,105
Devon Energy Corp. .........       1,650,344      198,305,335
El Paso Corp. ..............       3,496,100       76,005,214
EOG Resources, Inc. ........       1,039,306      136,356,947
Exxon Mobil Corp. ..........      10,298,970      907,648,226
Hess Corp. .................       1,361,338      171,787,242
Marathon Oil Corp. .........       2,619,638      135,880,623
Massey Energy Co. ..........         243,518       22,829,812
Murphy Oil Corp. ...........         972,941       95,396,865
Noble Energy, Inc. .........         521,200       52,411,872
Occidental Petroleum
  Corp. ....................       2,851,952      256,276,407
Peabody Energy Corp. .......         821,893       72,367,679
Range Resources Corp. ......         466,420       30,569,167
Southwestern Energy Co.
  (a).......................       1,035,306       49,290,919
Spectra Energy Corp. .......       1,916,224       55,072,278
Sunoco, Inc. (b)............         615,790       25,056,495
Tesoro Corp. (b)............         416,919        8,242,489
Valero Energy Corp. ........       1,905,566       78,471,208
Williams Cos., Inc. ........       2,535,948      102,224,064
XTO Energy, Inc. ...........       2,160,014      147,982,559
                                               --------------
                                                4,345,645,452
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $5,816,547,932).....                    5,777,115,987
                                               --------------
SHORT TERM INVESTMENTS -- 1.7%
MONEY MARKET FUNDS -- 1.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      87,534,604       87,534,604
STIC Prime Portfolio........      13,130,050       13,130,050
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $100,664,654).......                      100,664,654
                                               --------------
TOTAL INVESTMENTS -- 101.7%
  (Cost $5,917,212,586).....                    5,877,780,641
OTHER ASSETS AND
  LIABILITIES -- (1.7)%.....                      (98,325,442)
                                               --------------
NET ASSETS -- 100.0%........                   $5,779,455,199
                                               ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.9%
CAPITAL MARKETS -- 19.7%
American Capital
  Strategies, Ltd. (a).....          954,022   $   22,677,103
Ameriprise Financial,
  Inc. ....................        1,045,052       42,502,265
Bank of New York Mellon
  Corp. ...................        5,388,766      203,857,018
Charles Schwab Corp. ......        4,376,019       89,883,430
E*TRADE Financial Corp.
  (a)(b)...................        2,213,221        6,949,514
Federated Investors, Inc.
  (Class B)................          407,900       14,039,918
Franklin Resources, Inc. ..          735,195       67,380,622
Goldman Sachs Group,
  Inc. ....................        1,857,005      324,790,175
Janus Capital Group,
  Inc. ....................          689,890       18,261,388
Legg Mason, Inc. ..........          663,549       28,910,830
Lehman Brothers Holdings,
  Inc. (a).................        3,283,194       65,040,073
Merrill Lynch & Co.,
  Inc. ....................        4,642,447      147,211,994
Morgan Stanley.............        5,216,106      188,144,943
Northern Trust Corp. ......          901,377       61,807,421
State Street Corp. (c).....        2,010,143      128,629,051
T. Rowe Price Group,
  Inc. ....................        1,223,940       69,115,892
                                               --------------
                                                1,479,201,637
                                               --------------
COMMERCIAL BANKS -- 15.5%
BB&T Corp. (a).............        2,573,773       58,604,811
Comerica, Inc. (a).........          708,313       18,154,062
Fifth Third Bancorp (a)....        2,704,022       27,526,944
First Horizon National
  Corp. (a)................          878,980        6,530,822
Huntington Bancshares, Inc.
  (a)......................        1,723,246        9,943,130
KeyCorp....................        2,284,932       25,088,553
M & T Bank Corp. (a).......          362,881       25,597,626
Marshall & Ilsley Corp.
  (a)......................        1,220,133       18,704,639
National City Corp. (a)....        3,578,061       17,067,351
PNC Financial Services
  Group, Inc. .............        1,629,675       93,054,443
Regions Financial Corp.
  (a)......................        3,269,800       35,673,518
SunTrust Banks, Inc. ......        1,656,674       60,004,732
U.S. Bancorp...............        8,199,973      228,697,247
Wachovia Corp. ............       10,071,774      156,414,650
Wells Fargo & Co. .........       15,558,103      369,504,946
Zions Bancorp (a)..........          506,125       15,937,876
                                               --------------
                                                1,166,505,350
                                               --------------
CONSUMER FINANCE -- 4.6%
American Express Co. ......        5,457,542      205,585,607
Capital One Financial Corp.
  (a)......................        1,768,266       67,211,791
Discover Financial
  Services.................        2,255,794       29,708,807
SLM Corp. (b)..............        2,197,061       42,513,130
                                               --------------
                                                  345,019,335
                                               --------------
DIVERSIFIED FINANCIAL SERVICES -- 23.6%
Bank of America Corp. .....       20,975,653      500,688,837
CIT Group, Inc. ...........        1,330,208        9,058,716
Citigroup, Inc. ...........       25,646,009      429,827,111
CME Group, Inc. ...........          256,906       98,443,810
IntercontinentalExchange,
  Inc. (b).................          332,249       37,876,386
JPMorgan Chase & Co. ......       16,266,232      558,094,419
Leucadia National Corp.
  (a)......................          833,898       39,143,172
Moody's Corp. (a)..........          956,102       32,928,153
NYSE Euronext..............        1,249,013       63,274,999
                                               --------------
                                                1,769,335,603
                                               --------------
INSURANCE -- 24.7%
ACE, Ltd. .................        1,568,840       86,427,396
AFLAC, Inc. ...............        2,239,660      140,650,648
Allstate Corp. ............        2,595,103      118,310,746
American International
  Group, Inc. .............       12,666,360      335,151,885
Aon Corp. .................        1,407,920       64,679,845
Assurant, Inc. ............          450,898       29,741,232
Chubb Corp. ...............        1,722,349       84,412,324
Cincinnati Financial
  Corp. ...................          768,148       19,510,959
Genworth Financial, Inc.
  (Class A)................        2,037,456       36,287,091
Hartford Financial Services
  Group, Inc. .............        1,482,938       95,753,307
Lincoln National Corp. ....        1,222,235       55,391,690
Loews Corp. (a)............        1,706,282       80,024,626
Marsh & McLennan Cos.,
  Inc. ....................        2,411,202       64,017,413
MBIA, Inc. (a).............          998,584        4,383,784
MetLife, Inc. .............        3,346,487      176,594,119
Principal Financial Group,
  Inc. ....................        1,218,540       51,142,124
Progressive Corp. .........        3,188,490       59,688,533
Prudential Financial,
  Inc. ....................        2,054,251      122,720,955
SAFECO Corp. ..............          423,194       28,421,709
Torchmark Corp. ...........          422,879       24,801,853
Travelers Cos., Inc. ......        2,849,284      123,658,926
Unum Group.................        1,630,063       33,334,788
XL Capital, Ltd. (Class
  A).......................          842,436       17,320,484
                                               --------------
                                                1,852,426,437
                                               --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 8.3%
Apartment Investment &
  Management Co. (Class
  A).......................          422,606       14,393,960
AvalonBay Communities,
  Inc. ....................          362,433       32,314,526
Boston Properties, Inc. ...          563,448       50,834,279
Developers Diversified
  Realty Corp. (a).........          563,800       19,569,498
Equity Residential
  Properties Trust.........        1,272,948       48,715,720
General Growth Properties,
  Inc. ....................        1,258,782       44,095,133
HCP, Inc. .................        1,105,306       35,159,784
Host Hotels & Resorts,
  Inc. ....................        2,457,844       33,549,571
Kimco Realty Corp. ........        1,193,692       41,206,248
Plum Creek Timber Co.,
  Inc. ....................          805,327       34,395,516
ProLogis...................        1,235,567       67,153,066
Public Storage, Inc. ......          581,183       46,953,775
Simon Property Group,
  Inc. ....................        1,059,088       95,201,420
Vornado Realty Trust.......          636,054       55,972,752
                                               --------------
                                                  619,515,248
                                               --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group,
  Inc. (Class A) (a)(b)....          818,219       15,709,805
                                               --------------
THRIFTS & MORTGAGE FINANCE -- 3.3%
Countrywide Financial Corp.
  (a)......................        2,745,331       11,667,657
Fannie Mae.................        5,015,147       97,845,518
Freddie Mac................        3,043,720       49,917,008
Hudson City Bancorp,
  Inc. ....................        2,443,043       40,749,957
MGIC Investment Corp. (a)..          588,466        3,595,527
Sovereign Bancorp, Inc.
  (a)......................        2,254,814       16,595,431
Washington Mutual, Inc.
  (a)......................        4,983,001       24,566,195
                                               --------------
                                                  244,937,293
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $10,344,377,667)...                     7,492,650,708
                                               --------------

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
SHORT TERM INVESTMENTS -- 4.1%
MONEY MARKET FUNDS -- 4.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e).........      229,145,930   $  229,145,930
STIC Prime Portfolio.......       76,328,760       76,328,760
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $305,474,690)......                       305,474,690
                                               --------------
TOTAL INVESTMENTS -- 104.0%
  (Cost $10,649,852,357)...                     7,798,125,398
OTHER ASSETS AND
  LIABILITIES -- (4.0)%....                      (296,775,229)
                                               --------------
NET ASSETS -- 100.0%.......                    $7,501,350,169
                                               ==============




(a)  Security, or portion thereof, was on loan at June 30, 2008.
(b)  Non-income producing security.
(c)  Affiliated issuer. See table below for more information.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e)  Investments of cash collateral for securities loaned.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------

COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 12.4%
Amgen, Inc. (a).............       1,769,816   $   83,464,522
Biogen Idec, Inc. (a).......         487,196       27,229,384
Celgene Corp. (a)...........         708,586       45,257,388
Genzyme Corp. (a)...........         443,936       31,972,271
Gilead Sciences, Inc. (a)...       1,499,828       79,415,893
                                               --------------
                                                  267,339,458
                                               --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 17.9%
Baxter International,
  Inc. .....................       1,035,286       66,196,187
Becton, Dickinson & Co. ....         407,370       33,119,181
Boston Scientific Corp.
  (a).......................       2,209,769       27,158,061
C.R. Bard, Inc. ............         171,919       15,120,276
Covidien, Ltd. .............         812,131       38,892,954
Hospira, Inc. (a)(b)........         258,704       10,376,617
Intuitive Surgical, Inc.
  (a).......................          62,676       16,884,914
Medtronic, Inc. ............       1,834,237       94,921,765
St. Jude Medical, Inc. (a)..         565,508       23,117,967
Stryker Corp. ..............         392,331       24,669,773
Varian Medical Systems, Inc.
  (a)(b)....................         204,993       10,628,887
Zimmer Holdings, Inc. (a)...         383,411       26,091,119
                                               --------------
                                                  387,177,701
                                               --------------
HEALTH CARE PROVIDERS & SERVICES -- 15.4%
Aetna, Inc. ................         809,924       32,826,220
AmerisourceBergen Corp. ....         275,736       11,026,683
Cardinal Health, Inc. ......         585,917       30,221,599
CIGNA Corp. ................         471,935       16,701,780
Coventry Health Care, Inc.
  (a).......................         246,703        7,504,705
Express Scripts, Inc. (a)...         430,605       27,007,545
Humana, Inc. (a)............         298,143       11,857,147
Laboratory Corp. of America
  Holdings (a)..............         180,603       12,575,387
McKesson Corp. .............         464,747       25,984,005
Medco Health Solutions, Inc.
  (a).......................         847,784       40,015,405
Patterson Cos., Inc.
  (a)(b)....................         211,807        6,225,008
Quest Diagnostics, Inc.
  (b).......................         266,055       12,895,686
Tenet Healthcare Corp.
  (a)(b)....................         800,940        4,453,226
UnitedHealth Group, Inc. ...       2,014,665       52,884,956
WellPoint, Inc. (a).........         878,767       41,882,035
                                               --------------
                                                  334,061,387
                                               --------------
HEALTH CARE TECHNOLOGY -- 0.3%
IMS Health, Inc. ...........         313,495        7,304,434
                                               --------------
LIFE SCIENCES TOOLS & SERVICES -- 3.3%
Applera Corp. -- Applied
  Biosystems Group..........         290,377        9,721,822
Millipore Corp. (a)(b)......         101,639        6,897,223
PerkinElmer, Inc. ..........         195,279        5,438,520
Thermo Electron Corp. (a)...         679,860       37,888,598
Waters Corp. (a)............         163,389       10,538,590
                                               --------------
                                                   70,484,753
                                               --------------
PHARMACEUTICALS -- 50.6%
Abbott Laboratories.........       2,125,674      112,596,952
Allergan, Inc. .............         513,827       26,744,695
Barr Pharmaceuticals, Inc.
  (a).......................         175,334        7,904,057
Bristol-Myers Squibb Co. ...       3,227,707       66,264,825
Eli Lilly & Co. ............       1,608,047       74,227,449
Forest Laboratories, Inc.
  (a).......................         501,569       17,424,507
Johnson & Johnson...........       4,581,991      294,805,301
King Pharmaceuticals, Inc.
  (a).......................         428,469        4,486,070
Merck & Co., Inc. ..........       3,490,187      131,545,148
Mylan Laboratories, Inc.
  (a)(b)....................         496,341        5,990,836
Pfizer, Inc. ...............      10,997,782      192,131,252
Schering-Plough Corp. ......       2,658,725       52,350,295
Watson Pharmaceuticals, Inc.
  (a).......................         178,003        4,836,341
Wyeth.......................       2,181,186      104,609,681
                                               --------------
                                                1,095,917,409
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $2,640,733,008).....                    2,162,285,142
                                               --------------
SHORT TERM INVESTMENTS -- 1.5%
MONEY MARKET FUNDS -- 1.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      20,868,268       20,868,268
STIC Prime Portfolio........      11,119,429       11,119,429
                                               --------------
TOTAL SHORT TERM  INVESTMENTS --
  (Cost $31,987,697)........                       31,987,697
                                               --------------
TOTAL INVESTMENTS -- 101.4%
  (Cost $2,672,720,705).....                    2,194,272,839
OTHER ASSETS AND LIABILITIES
  -- (1.4)%.................                      (29,512,989)
                                               --------------
NET ASSETS -- 100.0%........                   $2,164,759,850
                                               ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES          VALUE
--------------------            ----------   --------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 24.7%
Boeing Co. .................       775,278   $   50,951,270
General Dynamics Corp. .....       428,405       36,071,701
Goodrich Corp. .............       189,813        9,008,525
Honeywell International,
  Inc. .....................       772,754       38,854,071
L-3 Communications Holdings,
  Inc. .....................       120,735       10,971,189
Lockheed Martin Corp. ......       353,481       34,874,436
Northrop Grumman Corp. .....       364,763       24,402,645
Precision Castparts Corp. ..       137,589       13,259,452
Raytheon Co. ...............       457,237       25,733,298
Rockwell Collins, Inc. .....       205,341        9,848,154
United Technologies Corp. ..       998,724       61,621,271
                                             --------------
                                                315,596,012
                                             --------------
AIR FREIGHT & LOGISTICS -- 8.4%
C.H. Robinson Worldwide,
  Inc. .....................       168,681        9,250,466
Expeditors International of
  Washington, Inc. .........       210,176        9,037,568
FedEx Corp. ................       328,442       25,877,945
United Parcel Service, Inc.
  (Class B).................     1,026,677       63,109,835
                                             --------------
                                                107,275,814
                                             --------------
AIRLINES -- 0.8%
Southwest Airlines Co. (a)..       793,044       10,341,294
                                             --------------
BUILDING PRODUCTS -- 0.5%
Masco Corp. (a).............       398,014        6,260,760
                                             --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.4%
Allied Waste Industries,
  Inc. (b)..................       530,667        6,697,018
Avery Dennison Corp. (a)....       130,002        5,710,988
Cintas Corp. (a)............       155,450        4,120,979
Equifax, Inc. (a)...........       174,000        5,849,880
Monster Worldwide, Inc.
  (a)(b)....................       200,038        4,122,783
Pitney Bowes, Inc. .........       235,451        8,028,879
R.R. Donnelley & Sons Co. ..       304,311        9,034,994
Robert Half International,
  Inc. (a)..................       221,565        5,310,913
Waste Management, Inc. .....       529,420       19,964,428
                                             --------------
                                                 68,840,862
                                             --------------
CONSTRUCTION & ENGINEERING -- 2.6%
Fluor Corp. ................       127,428       23,711,802
Jacobs Engineering Group,
  Inc. (b)..................       120,369        9,713,779
                                             --------------
                                                 33,425,581
                                             --------------
ELECTRICAL EQUIPMENT -- 4.5%
Cooper Industries, Ltd.
  (Class A).................       230,564        9,107,278
Emerson Electric Co. .......       816,663       40,383,985
Rockwell Automation, Inc. ..       187,757        8,210,614
                                             --------------
                                                 57,701,877
                                             --------------
INDUSTRIAL CONGLOMERATES -- 21.7%
3M Co. .....................       713,414       49,646,480
General Electric Co. .......     7,290,215      194,575,838
Textron, Inc. ..............       307,431       14,735,168
Tyco International, Ltd.
  (a).......................       476,714       19,087,629
                                             --------------
                                                278,045,115
                                             --------------
MACHINERY -- 19.7%
Caterpillar, Inc. ..........       647,632       47,808,194
Cummins, Inc. ..............       369,504       24,209,902
Danaher Corp. ..............       282,647       21,848,613
Deere & Co. (a).............       475,330       34,285,553
Dover Corp. ................       226,610       10,961,126
Eaton Corp. ................       198,836       16,895,095
Illinois Tool Works, Inc. ..       417,495       19,835,187
Ingersoll-Rand Co., Ltd.
  (Class A).................       363,471       13,604,710
ITT Corp. ..................       217,679       13,785,611
Manitowoc Co., Inc. ........       128,051        4,165,499
PACCAR, Inc. ...............       419,882       17,563,664
Pall Corp. .................       173,805        6,896,582
Parker-Hannifin Corp. ......       209,084       14,911,871
Terex Corp. (b).............        99,153        5,093,490
                                             --------------
                                                251,865,097
                                             --------------
ROAD & RAIL -- 10.9%
Burlington Northern Santa Fe
  Corp. ....................       325,238       32,488,024
CSX Corp. ..................       482,185       30,286,040
Norfolk Southern Corp. .....       435,805       27,311,899
Ryder System, Inc. (a)......       103,243        7,111,378
Union Pacific Corp. ........       555,542       41,943,421
                                             --------------
                                                139,140,762
                                             --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. ........        84,175        6,885,515
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $1,575,452,127).....                  1,275,378,689
                                             --------------
SHORT TERM INVESTMENTS -- 2.5%
MONEY MARKET FUNDS -- 2.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........    24,087,345       24,087,345
STIC Prime Portfolio........     7,954,476        7,954,476
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $32,041,821)........                     32,041,821
                                             --------------
TOTAL INVESTMENTS -- 102.2%
  (Cost $1,607,493,948).....                  1,307,420,510
OTHER ASSETS AND
  LIABILITIES -- (2.2)%.....                    (27,529,790)
                                             --------------
NET ASSETS -- 100.0%........                 $1,279,890,720
                                             ==============




(a) Security, or portion thereof, was on loan at June 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 99.7%
CHEMICALS -- 53.8%
Air Products & Chemicals,
  Inc. .....................         480,115   $   47,464,169
Ashland, Inc. ..............         211,356       10,187,359
Dow Chemical Co. ...........       2,240,579       78,218,613
Du Pont (E.I.) de Nemours &
  Co. ......................       2,169,090       93,032,270
Eastman Chemical Co. .......         239,796       16,512,353
Ecolab, Inc. ...............         512,605       22,036,889
Hercules, Inc. .............         496,973        8,413,753
International Flavors &
  Fragrances, Inc. .........         292,697       11,432,745
Monsanto Co. ...............       1,321,496      167,089,954
PPG Industries, Inc. .......         463,341       26,581,873
Praxair, Inc. ..............         498,948       47,020,860
Rohm & Haas Co. (a).........         384,196       17,842,062
Sigma-Aldrich Corp. ........         382,208       20,585,723
                                               --------------
                                                  566,418,623
                                               --------------
CONSTRUCTION MATERIALS -- 1.9%
Vulcan Materials Co. (a)....         327,209       19,560,554
                                               --------------
CONTAINERS & PACKAGING -- 4.4%
Ball Corp. .................         316,626       15,115,725
Bemis Co., Inc. (a).........         410,540        9,204,307
Pactiv Corp. (b)............         492,939       10,465,095
Sealed Air Corp. ...........         581,727       11,058,630
                                               --------------
                                                   45,843,757
                                               --------------
METALS & MINING -- 32.8%
AK Steel Holding Corp. .....         281,700       19,433,722
Alcoa, Inc. ................       1,313,759       46,796,096
Allegheny Technologies, Inc.
  (a).......................         309,158       18,326,886
Freeport-McMoRan Copper &
  Gold, Inc. ...............         922,815      108,144,690
Newmont Mining Corp.
  (Holding Co.).............         969,450       50,566,512
Nucor Corp. (a).............         633,650       47,314,646
Titanium Metals Corp. (a)...         524,375        7,336,006
United States Steel Corp. ..         254,817       47,085,085
                                               --------------
                                                  345,003,643
                                               --------------
PAPER & FOREST PRODUCTS -- 6.8%
International Paper Co. ....       1,194,930       27,841,869
MeadWestvaco Corp. (a)......         584,708       13,939,439
Weyerhaeuser Co. ...........         585,016       29,917,718
                                               --------------
                                                   71,699,026
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $1,207,546,656).....                    1,048,525,603
                                               --------------
SHORT TERM INVESTMENTS -- 2.9%
MONEY MARKET FUNDS -- 2.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      24,640,325       24,640,325
STIC Prime Portfolio........       6,153,305        6,153,305
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $30,793,630)........                       30,793,630
                                               --------------
TOTAL INVESTMENTS -- 102.6%
  (Cost $1,238,340,286).....                    1,079,319,233
OTHER ASSETS AND
  LIABILITIES -- (2.6)%.....                      (27,471,469)
                                               --------------
NET ASSETS -- 100.0%........                   $1,051,847,764
                                               ==============




(a) Security, or portion thereof, was on loan at June 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 12.9%
Ciena Corp. (a)(b)..........         151,853   $    3,518,434
Cisco Systems, Inc. (a).....       8,071,885      187,752,045
Corning, Inc. ..............       2,190,540       50,491,947
JDS Uniphase Corp. (a)(b)...         385,896        4,383,778
Juniper Networks, Inc. (a)..         744,872       16,521,261
Motorola, Inc. .............       3,137,805       23,031,489
QUALCOMM, Inc. .............       2,234,545       99,146,762
Tellabs, Inc. (a)...........         669,168        3,111,631
                                               --------------
                                                  387,957,347
                                               --------------
COMPUTERS & PERIPHERALS -- 22.1%
Apple, Inc. (a).............       1,204,304      201,648,662
Dell, Inc. (a)..............       2,796,086       61,178,362
EMC Corp. (a)...............       2,874,889       42,232,119
Hewlett-Packard Co. ........       3,064,670      135,489,061
International Business
  Machines Corp. ...........       1,510,735      179,067,419
Lexmark International, Inc.
  (Class A) (a)(b)..........         157,206        5,255,397
NetApp, Inc. (a)............         504,170       10,920,322
QLogic Corp. (a)............         247,697        3,613,899
SanDisk Corp. (a)...........         333,959        6,245,033
Sun Microsystems, Inc. (a)..       1,117,502       12,158,422
Teradata Corp. (a)..........         278,740        6,450,044
                                               --------------
                                                  664,258,740
                                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 14.8%
AT&T, Inc. .................       8,119,633      273,550,436
CenturyTel, Inc. ...........         166,292        5,918,332
Citizens Communications Co.
  (b).......................         517,750        5,871,285
Embarq Corp. ...............         220,302       10,413,675
Qwest Communications
  International, Inc. (b)...       2,223,286        8,737,514
Verizon Communications,
  Inc. .....................       3,697,784      130,901,554
Windstream Corp. ...........         686,190        8,467,585
                                               --------------
                                                  443,860,381
                                               --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
Agilent Technologies, Inc.
  (a).......................         515,858       18,333,593
Jabil Circuit, Inc. ........         349,475        5,734,885
Molex, Inc. ................         224,565        5,481,632
Tyco Electronics, Ltd. .....         677,504       24,268,193
                                               --------------
                                                   53,818,303
                                               --------------
INTERNET SOFTWARE & SERVICES -- 8.9%
Akamai Technologies, Inc.
  (a).......................         256,021        8,906,971
eBay, Inc. (a)..............       1,537,356       42,015,939
Google, Inc. (Class A) (a)..         317,568      167,174,147
VeriSign, Inc. (a)(b).......         286,941       10,846,370
Yahoo!, Inc. (a)............       1,919,173       39,650,114
                                               --------------
                                                  268,593,541
                                               --------------
IT SERVICES -- 5.1%
Affiliated Computer
  Services, Inc. (Class A)
  (a).......................         151,754        8,117,321
Automatic Data Processing,
  Inc. .....................         729,056       30,547,446
Cognizant Technology
  Solutions Corp. (Class A)
  (a).......................         421,222       13,693,927
Computer Sciences Corp.
  (a).......................         221,821       10,390,096
Convergys Corp. (a).........         222,558        3,307,212
Electronic Data Systems
  Corp. ....................         730,993       18,011,668
Fidelity National
  Information Services,
  Inc. .....................         257,157        9,491,665
Fiserv, Inc. (a)............         240,756       10,923,100
Paychex, Inc. ..............         465,061       14,547,108
Total System Services,
  Inc. .....................         269,325        5,984,401
Unisys Corp. (a)............         665,316        2,627,998
Western Union Co. ..........       1,049,311       25,938,968
                                               --------------
                                                  153,580,910
                                               --------------
OFFICE ELECTRONICS -- 0.6%
Xerox Corp. ................       1,285,272       17,428,288
                                               --------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 13.4%
Advanced Micro Devices, Inc.
  (a)(b)....................         952,071        5,550,574
Altera Corp. ...............         453,131        9,379,812
Analog Devices, Inc. .......         425,057       13,504,061
Applied Materials, Inc. ....       1,903,199       36,332,069
Broadcom Corp. (Class A)
  (a).......................         645,407       17,613,157
Intel Corp. ................       7,827,460      168,133,841
KLA-Tencor Corp. (b)........         250,290       10,189,306
Linear Technology Corp.
  (b).......................         332,343       10,824,411
LSI Logic Corp. (a).........       1,029,530        6,321,314
MEMC Electronic Materials,
  Inc. (a)..................         320,974       19,752,740
Microchip Technology,
  Inc. .....................         278,267        8,498,274
Micron Technology, Inc.
  (a).......................       1,161,012        6,966,072
National Semiconductor
  Corp. ....................         332,560        6,830,782
Novellus Systems, Inc.
  (a)(b)....................         168,318        3,566,658
NVIDIA Corp. (a)............         781,994       14,638,928
Teradyne, Inc. (a)..........         326,379        3,613,016
Texas Instruments, Inc. ....       1,833,656       51,635,753
Xilinx, Inc. ...............         422,031       10,656,283
                                               --------------
                                                  404,007,051
                                               --------------
SOFTWARE -- 18.3%
Adobe Systems, Inc. (a).....         747,099       29,428,230
Autodesk, Inc. (a)..........         324,280       10,963,907
BMC Software, Inc. (a)......         287,067       10,334,412
CA, Inc. ...................         569,940       13,159,915
Citrix Systems, Inc. (a)....         276,192        8,122,807
Compuware Corp. (a).........         452,908        4,320,742
Electronic Arts, Inc. (a)...         451,028       20,039,174
Intuit, Inc. (a)............         467,487       12,888,617
Microsoft Corp. ............      10,941,831      301,009,771
Novell, Inc. (a)............         613,568        3,613,915
Oracle Corp. (a)............       5,460,382      114,668,022
Symantec Corp. (a)..........       1,203,224       23,282,384
                                               --------------
                                                  551,831,896
                                               --------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
American Tower Corp. (Class
  A) (a)....................         563,827       23,821,691
Sprint Nextel Corp. ........       3,964,415       37,661,942
                                               --------------
                                                   61,483,633
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $3,544,820,913).....                    3,006,820,090
                                               --------------

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
SHORT TERM INVESTMENTS -- 0.9%
MONEY MARKET FUNDS -- 0.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      14,890,212   $   14,890,212
STIC Prime Portfolio........      11,816,539       11,816,539
Federated Prime Obligations
  Fund......................           3,113            3,113
                                               --------------
TOTAL SHORT TERM  INVESTMENTS --
  (Cost $26,709,864)........                       26,709,864
                                               --------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $3,571,530,777).....                    3,033,529,954
OTHER ASSETS AND
  LIABILITIES -- (0.8)%.....                      (24,254,964)
                                               --------------
NET ASSETS -- 100.0%........                   $3,009,274,990
                                               ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES          VALUE
--------------------            ----------   --------------
COMMON STOCKS -- 99.6%
ELECTRIC UTILITIES -- 58.6%
Allegheny Energy, Inc. .....       794,946   $   39,834,744
American Electric Power Co.,
  Inc. .....................     1,897,658       76,342,781
Duke Energy Corp. ..........     5,498,043       95,555,987
Edison International........     1,540,385       79,144,981
Entergy Corp. ..............       902,724      108,760,188
Exelon Corp. ...............     3,093,361      278,278,756
FirstEnergy Corp. ..........     1,437,252      118,328,957
FPL Group, Inc. ............     1,923,798      126,162,673
Pepco Holdings, Inc. .......       961,620       24,665,553
Pinnacle West Capital
  Corp. ....................       479,182       14,744,430
PPL Corp. ..................     1,763,487       92,177,466
Progress Energy, Inc. ......     1,235,033       51,661,430
Southern Co. (a)............     3,615,790      126,263,387
                                             --------------
                                              1,231,921,333
                                             --------------
GAS UTILITIES -- 3.2%
Nicor, Inc. (a).............       218,674        9,313,325
Questar Corp. ..............       820,867       58,314,392
                                             --------------
                                                 67,627,717
                                             --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 7.2%
AES Corp. (b)...............     3,177,910       61,047,651
Constellation Energy Group,
  Inc. .....................       843,131       69,221,055
Dynegy, Inc. (Class A) (b)..     2,361,610       20,191,766
                                             --------------
                                                150,460,472
                                             --------------
MULTI-UTILITIES -- 30.6%
Ameren Corp. ...............       991,979       41,891,273
CenterPoint Energy, Inc. ...     1,566,060       25,135,263
CMS Energy Corp. (a)........     1,075,444       16,024,116
Consolidated Edison, Inc.
  (a).......................     1,292,308       50,516,320
Dominion Resources, Inc. ...     2,724,329      129,378,384
DTE Energy Co. (a)..........       774,591       32,873,642
Integrys Energy Group, Inc.
  (a).......................       364,368       18,520,825
NiSource, Inc. (a)..........     1,303,173       23,352,860
PG&E Corp. .................     1,689,009       67,036,767
Public Service Enterprise
  Group, Inc. ..............     2,397,339      110,109,780
Sempra Energy...............     1,184,362       66,857,235
TECO Energy, Inc. (a).......     1,006,661       21,633,145
Xcel Energy, Inc. (a).......     2,039,951       40,941,817
                                             --------------
                                                644,271,427
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $2,216,709,175).....                  2,094,280,949
                                             --------------
SHORT TERM INVESTMENTS -- 3.0%
MONEY MARKET FUNDS -- 3.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........    46,747,774       46,747,774
STIC Prime Portfolio........    17,007,927       17,007,927
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $63,755,701)........                     63,755,701
                                             --------------
TOTAL INVESTMENTS -- 102.6%
  (Cost $2,280,464,876).....                  2,158,036,650
OTHER ASSETS AND
  LIABILITIES -- (2.6)%.....                    (55,450,779)
                                             --------------
NET ASSETS -- 100.0%........                 $2,102,585,871
                                             ==============




(a) Security, or portion thereof, was on loan at June 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES:

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Investments in open end investment companies are valued at their net asset value each business day. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees. In these cases, a Select Sector SPDR Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As a result, the Funds will adopt SFAS 157 on October 1, 2008. At this time, management is evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2008 were as follows:

                                                               GROSS            GROSS         NET UNREALIZED
                                                            UNREALIZED       UNREALIZED        APPRECIATION
FUND                                    IDENTIFIED COST    APPRECIATION     DEPRECIATION      (DEPRECIATION)
----                                    ---------------    ------------    --------------    ---------------
Consumer Discretionary Select Sector
  SPDR Fund..........................   $ 1,094,328,310    $          0    $  235,442,796    $  (235,442,796)
Consumer Staples Select Sector SPDR
  Fund...............................     2,527,660,349      37,256,114       251,590,059       (214,333,945)
Energy Select Sector SPDR Fund.......     5,917,212,586     125,448,757       164,880,702        (39,431,945)
Financial Select Sector SPDR Fund....    10,649,852,357       1,274,939     2,853,001,898     (2,851,726,959)
Health Care Select Sector SPDR Fund..     2,672,720,705      20,852,023       499,299,889       (478,447,866)
Industrial Select Sector SPDR Fund...     1,607,493,948       9,873,985       309,947,423       (300,073,438)
Materials Select Sector SPDR Fund....     1,238,340,286       3,274,927       162,295,980       (159,021,053)
Technology Select Sector SPDR Fund...     3,571,530,777      27,285,248       565,286,071       (538,000,823)
Utilities Select Sector SPDR Fund....     2,280,464,876      47,403,600       169,831,826       (122,428,226)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


TRANSACTIONS WITH AFFILIATES

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. This investment represents 1.71% of net assets at June 30, 2008. Amounts relating to this investment at June 30, 2008 and for the period then ended are:

                                             SHARES
                                           PURCHASED     SHARES SOLD                INCOME EARNED   REALIZED GAIN ON
                             NUMBER OF      FOR THE        FOR THE      NUMBER OF      FOR THE     SHARES SOLD DURING   DIVIDENDS
                            SHARES HELD   NINE MONTHS    NINE MONTHS   SHARES HELD   NINE MONTHS     THE NINE MONTHS   RECEIVABLE
FUND                         AT 9/30/07  ENDED 6/30/08  ENDED 6/30/08   AT 6/30/08  ENDED 6/30/08     ENDED 6/30/08    AT 6/30/08
---------------------------------------------------------------------------------------------------------------------------------
The Financial Select
  Sector SPDR.............    411,771      6,551,681      4,953,309     2,010,143     $1,018,681       $4,544,850       $484,362


Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of SSgA Funds Management, Inc., each Fund's investment adviser. Amounts relating to these investments at June 30, 2008 and for the period then ended are:

                              NUMBER OF SHARES     SHARES PURCHASED        SHARES SOLD        NUMBER OF       INCOME EARNED
                                   HELD AT       FOR THE NINE MONTHS   FOR THE NINE MONTHS   SHARES HELD   FOR THE NINE MONTHS
FUND                               9/30/07          ENDED 6/30/08         ENDED 6/30/08       AT 6/30/08      ENDED 6/30/08
------------------------------------------------------------------------------------------------------------------------------
The Consumer Discretionary
  Select Sector SPDR........         --               459,887,512          411,664,266        48,223,246        $  345,066
The Consumer Staples Select
  Sector SPDR...............         --               677,534,216          642,739,402        34,794,814           174,039
The Energy Select Sector
  SPDR......................         --               734,099,814          646,565,210        87,534,604           175,429
The Financial Select Sector
  SPDR......................         --             1,152,286,900          923,140,970       229,145,930         1,322,682
The Health Care Select
  Sector SPDR...............         --               312,432,318          291,564,050        20,868,268           104,129
The Industrial Select Sector
  SPDR......................         --               627,894,897          603,807,552        24,087,345           111,540
The Materials Select Sector
  SPDR......................         --               663,374,679          638,734,354        24,640,325           214,807
The Technology Select Sector
  SPDR......................         --               639,507,730          624,617,518        14,890,212           132,661
The Utilities Select Sector
  SPDR......................         --               759,932,108          713,184,334        46,747,774           187,225


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President


By: /s/ Chad C. Hallett
    ---------------------------------
    Chad C. Hallett
    Treasurer

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President


By: /s/ Chad C. Hallett
    ---------------------------------
    Chad C. Hallett
    Treasurer

Date: August 20, 2008